Condensed consolidating financial information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consolidating financial information
Condensed consolidating financial information

13. Condensed consolidating financial information

        As of March 31, 2012 and December 31, 2011, we had $460.0 million of 9.00% senior notes due November 2018 (the "Senior Notes"). These notes are guaranteed by certain of our wholly owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of March 31, 2012:

        Atlantic Power Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, Atlantic Oklahoma Wind, LLC, and Teton Operating Services, LLC.

        In addition, as of March 31, 2012, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power, the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, Atlantic Power consists of parent company operations. Guarantor subsidiaries of Atlantic Power are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2012

(in thousands of U.S. dollars)
(Unaudited)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Assets
Current Assets:
Cash and cash equivalents	$100,827	$(78)	$5,860	$—	$106,609
Restricted cash	27,761	—	—	—	27,761
Accounts receivable	89,392	17,477	2,996	(50,364)	59,501
Prepayments, supplies, and other	39,555	1,167	1,139	—	41,861
Other current assets	4,055	—	8,856	—	12,911

Total current assets	261,590	18,566	18,851	(50,364)	248,643
Property, plant, and equipment, net	1,375,605	175,087	—	(1,066)	1,549,626
Transmission system rights	178,319	—	—	—	178,319
Equity investments in unconsolidated affiliates	5,053,320	—	865,104	(5,441,326)	477,098
Other intangible assets, net	582,491	166,067	—	(150,925)	597,633
Goodwill	285,358	58,228	—	—	343,586
Other assets	483,401	—	438,639	(841,235)	80,805

Total assets	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$99,992	$4,704	$38,672	$(50,364)	$93,004
Revolving credit facility	22,800		50,000		72,800
Current portion of long-term debt	246,520	—	—	—	246,520
Other current liabilities	51,308	—	13,468	—	64,776

Total current liabilities	420,620	4,704	102,140	(50,364)	477,100
Long-term debt	714,685	190,000	460,000	—	1,364,685
Convertible debentures	—	—	193,269	—	193,269
Other non-current liabilities	1,214,271	8,135	948	(841,235)	382,119
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,094,502	208,991	1,217,893	(5,303,493)	1,217,893
Accumulated other comprehensive income (loss)	12,216	—	—	—	12,216
Retained deficit	539,619	6,118	(651,656)	(289,824)	(395,743)

Total Atlantic Power Corporation shareholders' equity	5,867,641	215,109	566,237	(5,593,317)	1,055,670

Noncontrolling interest	2,867	—	—	—	2,867

Total equity	5,870,508	215,109	566,237	(5,593,317)	1,058,537

Total liabilities and equity	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Three months ended March 31, 2012

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Project revenue:
Total project revenue	$157,118	$10,617	$—	$(125)	$167,610

Project expenses:
Fuel	62,099	—	—	—	62,099
Project operations and maintenance	30,067	1,636	(128)	(75)	31,500
Depreciation and amortization	32,705	3,763	—	—	36,468

	124,871	5,399	(128)	(75)	130,067
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	—	—	—	(58,122)
Equity in earnings of unconsolidated affiliates	2,947	—	—	—	2,947
Interest expense, net	(4,325)	(2,708)	—	—	(7,033)
Other income, net	15	—	—	—	15

	(59,485)	(2,708)	—	—	(62,193)

Project income	(27,238)	2,510	128	(50)	(24,650)
Administrative and other expenses (income):
Administration expense	5,134	—	2,699	—	7,833
Interest, net	20,379	—	1,484	173	22,036
Foreign exchange loss	1,133	—	(147)	—	986

	26,646	—	4,036	173	30,855

Income (loss) from operations before income taxes	(53,884)	2,510	(3,908)	(223)	(55,505)
Income tax expense (benefit)	(16,291)	—	—	—	(16,291)

Net income (loss)	(37,593)	2,510	(3,908)	(223)	(39,214)
Net loss attributable to noncontrolling interest	(161)	—	—	—	(161)
Net income attributable to Preferred share dividends of a subsidiary company	3,239	—	—	—	3,239

Net income (loss) attributable to Atlantic Power Corporation	$(40,671)	$2,510	$(3,908)	$(223)	$(42,292)

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three months ended March 31, 2012

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Net cash provided by operating activities	$30,019	$(46)	$36,519	$—	$66,492
Cash flows used in investing activities:
Acquisitions and investments, net of cash acquired	198	—	(198)	—	—
Change in restricted cash	(6,349)	—	—	—	(6,349)
Biomass development costs	(123)	—	—	—	(123)
Purchase of property, plant and equipment	(164,126)	(17)	—	—	(164,143)

Net cash used in investing activities	(170,400)	(17)	(198)	—	(170,615)
Cash flows provided by financing activities:
Repayment for long-term debt	(2,725)		—	—	(2,725)
Deferred finance costs	(10,179)		—	—	(10,179)
Proceeds from project-level debt	184,216		—	—	184,216
Payments for revolving credit facility borrowings	(8,000)	—	—	—	(8,000)
Proceeds from revolving credit facility borrowings	22,800	—	—	—	22,800
Dividends paid	(3,274)	—	(32,757)	—	(36,031)

Net cash provided by financing activities	182,838	—	(32,757)	—	150,081

Net increase in cash and cash equivalents	42,457	(63)	3,564	—	45,958
Cash and cash equivalents at beginning of period	58,370	(15)	2,296	—	60,651

Cash and cash equivalents at end of period	$100,827	$(78)	$5,860	$—	$106,609

24. Consolidating financial information

        As of December 31, 2011, we had $460.0 million of 9.00% Senior Notes due November 2018. These notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of December 31, 2011:

        Atlantic Power Income Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, and Teton Operating Services, LLC.

        In addition, as of December 31, 2011, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power Corporation, Inc. ("APC"), the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, APC consists of parent company operations. Guarantor subsidiaries of APC are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands of U.S. dollars

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Assets
Current assets:
Cash and cash equivalents	$58,370	$(15)	$2,296	$—	$60,651
Restricted cash	21,412	—	—	—	21,412
Accounts receivable	93,855	13,637	12,088	(40,572)	79,008
Current portion of derivative instruments asset	3,519	—	6,892	—	10,411
Prepayments, supplies, and other	24,436	1,225	582	—	26,243
Deferred income taxes	—	—	—	—	—
Refundable income taxes	3,012	—	30	—	3,042

Total current assets	204,604	14,847	21,888	(40,572)	200,767
Property, plant, and equipment, net	1,213,080	176,017	—	(843)	1,388,254
Transmission system rights	180,282	—	—	—	180,282
Equity investments in unconsolidated affiliates	5,109,196	—	870,279	(5,505,124)	474,351
Other intangible assets, net	415,454	168,820	—	—	584,274
Goodwill	285,358	58,228	—	—	343,586
Derivative instruments asset	15,490	—	6,513	—	22,003
Other assets	463,110	—	433,035	(841,235)	54,910

Total assets	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$97,129	$7,241	$16,500	$(40,572)	$80,298
Revolving credit facility	8,000		$50,000		58,000
Current portion of long-term debt	20,958	—	—	—	20,958
Current portion of derivative instruments liability	20,592	—	—	—	20,592
Interest payable on convertible debentures	—	—	1,708	—	1,708
Dividends payable	36	—	10,697	—	10,733
Other current liabilities	165	—	—	—	165

Total current liabilities	146,880	7,241	78,905	(40,572)	192,454
Long-term debt	754,900	190,000	460,000	—	1,404,900
Convertible debentures	—	—	189,563	—	189,563
Derivative instruments liability	33,170	—	—	—	33,170
Deferred income taxes	182,925	—	—	—	182,925
Other non-current liabilities	961,899	8,072	898	(841,235)	129,634
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,156,644	208,991	1,217,265	(5,365,635)	1,217,265
Accumulated other comprehensive income (loss)	(5,193)	—	—	—	(5,193)
Retained deficit	431,018	3,608	(614,916)	(140,332)	(320,622)

Total Atlantic Power Corporation shareholders' equity	5,803,773	212,599	602,349	(5,505,967)	1,112,754

Noncontrolling interest	3,027	—	—	—	3,027

Total equity	5,806,800	212,599	602,349	(5,505,967)	1,115,781

Total liabilities and equity	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF OPERATIONS

December 31, 2011

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Project revenue:
Energy sales	$97,053	$9,009	$—	$—	$106,062
Energy capacity revenue	131,362	—	—	—	131,362
Transmission services	30,087	—	—	—	30,087
Other	17,819	—	—	(435)	17,384

	276,321	9,009	—	(435)	284,895
Project expenses:
Fuel	93,993	—	—	—	93,993
Project operations and maintenance	55,334	851	922	(275)	56,832
Depreciation and amortization	60,999	2,639	—	—	63,638

	210,326	3,490	922	(275)	214,463
Project other income (expense):
Change in fair value of derivative instruments	(22,776)	—	—	—	(22,776)
Equity in earnings of unconsolidated affiliates	5,989	—	—	367	6,356
Interest expense, net	(16,694)	(1,911)	128	(1,576)	(20,053)
Other income, net	20	—	—	—	20

	(33,461)	(1,911)	128	(1,209)	(36,453)

Project income	32,534	3,608	(794)	(1,369)	33,979
Administrative and other expenses (income):
Administration expense	12,636	—	25,472	—	38,108
Interest, net	67,666	—	(41,668)	—	25,998
Foreign exchange loss	4,057	—	9,781	—	13,838

	84,359	—	(6,415)	—	77,944

Income (loss) from operations before income taxes	(51,825)	3,608	5,621	(1,369)	(43,965)
Income tax expense (benefit)	(8,566)	—	242	—	(8,324)

Net income (loss)	(43,259)	3,608	5,379	(1,369)	(35,641)
Net loss attributable to noncontrolling interest	(480)	—	—	—	(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,247	—	—	—	3,247

Net income (loss) attributable to Atlantic Power Corporation	$(46,026)	$3,608	$5,379	$(1,369)	$(38,408)

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF CASH FLOWS

December 31, 2011

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Cash flows from operating activities:
Net loss	$(44,628)	$3,608	$5,379	$—	$(35,641)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	60,999	2,639	—	—	63,638
Long-term incentive plan expense	3,167	—	—	—	3,167
Earnings from unconsolidated affiliates	(6,356)	—	—	—	(6,356)
Distributions from unconsolidated affiliates	13,552	—	8,337	—	21,889
Unrealized foreign exchange loss	4,105	—	4,531	—	8,636
Change in fair value of derivative instruments	22,776	—	—	—	22,776
Change in deferred income taxes	(9,908)	—	—	—	(9,908)
Change in other operating balances					—
Accounts receivable	23,952	(8,880)	298	(30,933)	(15,563)
Prepayments, refundable income taxes and other assets	1,783	583	(713)	—	1,653
Accounts payable and accrued liabilities	(46,561)	2,095	18,464	30,933	4,931
Other liabilities	(1,918)	—	(1,369)	—	(3,287)

Net cash provided by operating activities	20,963	45	34,927	—	55,935
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	12,143	—	(603,726)	—	(591,583)
Short-term loan to Idaho Wind	21,465	—	1,316	—	22,781
Change in restricted cash	(5,668)	—	—	—	(5,668)
Biomass development costs	(931)	—	—	—	(931)
Proceeds from sale of assets	8,500	—	—	—	8,500
Purchase of property, plant and equipment	(115,047)	(60)	—	—	(115,107)

Net cash (used in) provided by investing activities	(79,538)	(60)	(602,410)	—	(682,008)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	—		460,000	—	460,000
Proceeds from project-level debt	100,794		—	—	100,794
Proceeds from issuance of equity, net of offering costs	—	—	155,424	—	155,424
Deferred financing costs	—	—	(26,373)	—	(26,373)
Repayment of project-level debt	(21,589)	—	—	—	(21,589)
Proceeds from revolving credit facility borrowings	8,000	—	50,000	—	58,000
Dividends paid	(3,247)	—	(81,782)	—	(85,029)

Net cash provided by (used in) financing activities	83,958	—	557,269	—	641,227

Net (decrease) increase in cash and cash equivalents	25,383	(15)	(10,214)	—	15,154
Cash and cash equivalents at beginning of period	32,987	—	12,510	—	45,497

Cash and cash equivalents at end of period	$58,370	$(15)	$2,296	$—	$60,651